EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity:
SCHEDULE OF WARRANTS ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Issued - Prefunded (Armistice-Prefunded)	1,670,720	-	1.0
Issued (Armistice)	3,341,439	3.62	5.0
Outstanding warrants, December 31, 2025	5,623,687	27.01	5.0
Exercised - Prefunded (Armistice-Prefunded)	(1,670,720)	-	1.0
Outstanding warrants, June 30, 2026	3,952,967	$27.01	5.0
Exercisable warrants, June 30, 2026	3,952,967	$27.01	5.0

Table 17.1: Details of Warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Issued - Prefunded (Armistice-Prefunded)	1,670,720	-	1.0
Issued (Armistice)	3,341,439	3.62	5.0
Outstanding warrants, December 31, 2025	5,623,687	27.01	5.0
Exercisable warrants, December 31, 2025	5,623,687	$27.01	5.0

SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

	Number of Shares	Amount
Common stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of common stock subject to redemption	(2,633)	(916,093)
Common stock subject to possible redemption as of December 31, 2025	-	$-

Table 17.2: Details of Common Stock Subject to Possible Redemption
	Number of Shares	Amount
Common Stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of Common Stock subject to redemption	(2,633)	(916,093)
Common Stock subject to possible redemption as of December 31, 2025	-	$-